Supplemental Balance Sheet Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Depreciation and amortization expense	$ 617	$ 1,440